RELATED PARTY TRANSACTIONS (Details 1) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
RELATED PARTY TRANSACTIONS
Salaries and short-term employee benefits	$ 2,546	$ 1,899
Share-based compensation	2,277	1,507
Key management personnel compensation	$ (4,823)	$ (3,406)